PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,718	$ 4,803
Additions, net of disposals	483	440
Acquisitions through business combinations, property, plant and equipment	8,811
Non-cash additions	(16)	3
Depreciation expense	(252)	(110)
Fair value adjustments	142	100
Net foreign currency exchange differences	265	(518)
Ending balance	14,151	4,718
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,947	3,935
Additions, net of disposals	468	435
Acquisitions through business combinations, property, plant and equipment	8,811
Non-cash additions	(11)	7
Depreciation expense	0	0
Fair value adjustments	0	0
Net foreign currency exchange differences	223	(430)
Ending balance	13,438	3,947
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(707)	(673)
Additions, net of disposals	15	5
Acquisitions through business combinations, property, plant and equipment	0
Non-cash additions	(5)	(4)
Depreciation expense	(252)	(110)
Fair value adjustments	0	0
Net foreign currency exchange differences	(41)	75
Ending balance	(990)	(707)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,478	1,541
Additions, net of disposals	0	0
Acquisitions through business combinations, property, plant and equipment	0
Non-cash additions	0	0
Depreciation expense	0	0
Fair value adjustments	142	100
Net foreign currency exchange differences	83	(163)
Ending balance	$ 1,703	$ 1,478